Accounting Policies (Details) $ in Thousands		12 Months Ended
	Oct. 30, 2025	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2025 SFr / shares	Dec. 31, 2024 SFr / shares
Accounting Policies [Abstract]
Ordinary shares par value (in Francs per share) | SFr / shares				SFr 0.05	SFr 0.05
Royalties rate		3.00%
Royalties amount		$ 14,209
Tax benefit percent		50.00%
Short-term leases term		12 months
Lease expenses		$ 92	$ 220
Number of operating segment (in Segment) | Segment		1
Number of reportable segment (in Segment) | Segment		1
Impairment amount
Deferred offering costs		$ 296
Exchange ratio	0.706
Reverse share split	1-for-10	1-for-10